Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income before taxes on income:
Total	$ 52,811	$ 77,263	$ 66,338
Domestic (Israel) [Member]
Income before taxes on income:
Total	38,204	51,552	51,735
Foreign [Member]
Income before taxes on income:
Total	$ 14,607	$ 25,711	$ 14,603